Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Number of entity restaurants		1,579
Number of countries in which entity operates		30
Number of territories in which entity operates		2
Ownership percentage in new Macaroni Grill entity		15.60%	18.20%
Maximum useful life of landlord contributions for amortization estimates (years)		20
Advertising expense, net of franchisee contribution		$ 80,200,000	$ 80,600,000	$ 103,500,000
Number of restaurant brands		2
Previously restricted cash available due to dissolution of captive insurance company	29,700,000
Stock-based compensation expense from continuing operations		13,400,000	15,800,000	17,200,000
Tax benefit related to stock-based compensation expense		5,700,000	5,300,000	6,400,000
Weighted average fair values of option grants		$ 7.20	$ 6.04	$ 5.52
Number of preferred stock the Board of Directors is authorized to issue		1,000,000
Preferred stock, par value		$ 1.00
Preferred stock, shares issued		0
Share repurchases authorized		2,885,000,000
Stock repurchase during period, shares		20,600,000
Stock repurchased during period, value		420,000,000
Remaining authorized share purchases, amount		445,000,000
Payments of dividends		53,185,000	34,448,000	45,355,000
Cash dividends per share		$ 0.56	$ 0.33
Dividends declared but not paid		$ 11,600,000
Dividends per share declared but not paid		$ 0.14
Stock options and restricted share awards outstanding excluded from dilutive earnings per share		1,700,000	6,900,000	7,400,000
Buildings and Leasehold Improvements [Member]
Estimated useful lives of property, plant, and equipment, minimum (years)		5
Estimated useful lives of property, plant, and equipment, maximum (years)		20
Furniture and Equipment [Member]
Estimated useful lives of property, plant, and equipment, minimum (years)		3
Estimated useful lives of property, plant, and equipment, maximum (years)		10